BINGHAM McCUTCHEN LLP
150 FEDERAL STREET
BOSTON, MASSACHUSETTS 02110-1726

May 5, 2006

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

          Re:           Legg Mason Partners Variable Portfolios V (filing relates to Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio) (File Nos. 811-07893 and 333-15119)

Ladies and Gentlemen:

          On behalf of our client, Legg Mason Partners Variable Portfolios V (formerly known as “Variable Annuity Portfolios”), a Massachusetts business trust, (the "Trust"), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the forms of the Prospectus and Statement of Additional Information with respect to Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio (formerly known as “Smith Barney Small Cap Growth Opportunities Portfolio”) that would have been filed by the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Number 15 to the Trust's registration statement on Form N-1A (the "Amendment") would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on April 27, 2006, is the most recent amendment to the Trust's registration statement relating to the above-referenced series of the Trust.

           Please call Mari Wilson at 617-951-8381 or the undersigned at 617-951-8458 with any questions relating to the filing.

Sincerely, /s/ Jeremy B. Kantrowitz Jeremy B. Kantrowitz